Private Placement (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 18, 2022	Dec. 17, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Generating gross proceeds		$ 3,000,000		$ 3,000,000
proceeds from sale					$ 25,250,000
Cash deposit		$ 2,600,000		$ 2,600,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors		8,600,000
Price per share		$ 1		$ 1
Class of warrants or rights number of shares called by each warrant or right		1		1
Share price		$ 11.5		$ 11.5
Generating gross proceeds		$ 8,600,000
Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Anchor investors		5,600,000		5,600,000
Generating gross proceeds		$ 6,500,000		$ 6,500,000
Private Placement Warrants [Member] | Anchor Investors [Member]
Private Placement [Line Items]
Anchor investors		3,000,000	3,000,000	3,000,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors		8,600,000		8,600,000
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Anchor investors		6,500,000		6,500,000
Generating gross proceeds		$ 5,600,000		$ 5,600,000
Private Placement [Member]
Private Placement [Line Items]
proceeds from sale		$ 6,000,000		6,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Generating gross proceeds	$ 750,000			$ 750,000
Additional share	750,000			750,000